Income Taxes (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 548.9
Tax Credit Carryforward, Amount	6.2	$ 5.1
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	212.8
Tax Credit Carryforward, Amount	$ 2.5	$ 2.3